Risks and uncertainties - Schedule of Risks and Uncertainties (Details) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 3,222,435	$ 2,868,494	$ 2,926,578
Trade receivables	1,227,833			$ 1,320,983
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 1,655,376	$ 661,010	$ 657,438
Concentration risk, percentage	51.40%	23.00%	22.50%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue		$ 547,497
Concentration risk, percentage		19.10%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 196,573	$ 200,897	$ 635,188
Concentration risk, percentage	6.10%		21.70%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue			$ 488,802
Concentration risk, percentage			16.70%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 1,851,949	$ 1,409,404	$ 1,781,428
Concentration risk, percentage	57.50%	49.10%	60.90%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 211,813			$ 3,822
Concentration risk, percentage	17.30%			0.30%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 321,310			$ 382,170
Concentration risk, percentage	26.20%			28.90%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 126,006			$ 57,364
Concentration risk, percentage	10.30%			4.30%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 659,129			$ 793,106
Concentration risk, percentage	53.80%			60.00%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables				$ 199,748
Concentration risk, percentage				15.10%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables				$ 150,002
Concentration risk, percentage				11.40%